Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders’ Equity [Abstract]
Schedule of Share-Based Compensation Expenses	The Company recorded share-based compensation expenses of $2,729,969, $nil and $nil for the years ended December 31, 2022, 2021 and 2020, respectively. The following table sets forth the allocation of share-based compensation expenses:
	For the years ended December 31,
	2022	2021	2020

Cost of revenues	$8,188	$-	$-
Selling expenses	39,301	-	-
General and administrative expenses	2,674,292	-	-
Research and development expenses	8,188	-	-
Total	$2,729,969	$-	$-

Schedule of Restricted Shares Units	A summary of the restricted shares units activities is as follows:
	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value

Restricted share units outstanding at January 1, 2022	-	-	-

Granted	3,334,200	2.00	-

Vested	(833,550)	2.00	-

Restricted share units outstanding at December 31, 2022	2,500,650	2.00	6,826,775

Schedule of Non-Controlling Interest	Non-controlling interest consists of the following:
	As of December 31,
	2022	2021
	Restated
GMB (Beijing)	$4,313	$5,365
GMB Culture	2,997	25,613
Jiagui Haifeng	(710)	(13)
Shidong Trading	-	(35)
GMB Consulting	13,270	14,477
Shidong Cloud	42,389	-
Sunrise Guxian	(39,323)	-
GMB Technology	(186,539)	(185,377)
Sunrise Guizhou	13,616,498	3,262,220
Total	$13,452,895	$3,122,250